Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Schedule of property, plant and equipment
%

Laboratory equipment and Leasehold improvements	10

Computers, office furniture and equipment	6 - 33